Subsequent event (Details)	Apr. 07, 2021 CNY (¥)	Mar. 23, 2021 CNY (¥)	Mar. 23, 2021 USD ($)	Jul. 09, 2020 CNY (¥)	Apr. 27, 2020 CNY (¥)	Jan. 06, 2020 CNY (¥)	Apr. 07, 2021 USD ($)	Jul. 09, 2020 USD ($)	Apr. 27, 2020 USD ($)	Jan. 06, 2020 USD ($)	Nov. 04, 2019 CNY (¥)	Nov. 04, 2019 USD ($)	Mar. 18, 2019 CNY (¥)	Mar. 18, 2019 USD ($)	Feb. 26, 2019 CNY (¥)	Feb. 26, 2019 USD ($)
Loan payable to Bank of China Lishui Branch [Member] | Tantech Charcoal [Member]
Subsequent Event [Line Items]
Debt Instrument, Face Amount				¥ 19,300,000		¥ 10,000,000		$ 2,958,690		$ 1,533,000					¥ 10,000,000	$ 1,436,000
Debt Instrument, Term				1 year		6 months
Debt Instrument, Interest Rate, Stated Percentage				4.85%		4.00%		4.85%		4.00%					4.35%	4.35%
Debt Instrument, Collateral Amount						¥ 10,000,000				$ 1,500,000
Loan payable to Bank of China Lishui Branch [Member] | Tantech Bamboo [Member]
Subsequent Event [Line Items]
Debt Instrument, Face Amount						¥ 17,780,000				$ 2,725,674			¥ 18,780,000	$ 2,696,808
Debt Instrument, Term						6 months
Debt Instrument, Interest Rate, Stated Percentage						5.88%				5.88%			6.05%	6.05%
Debt Instrument, Collateral Amount						¥ 25,960,000				$ 4,000,000
Loan payable to Shanghai Pudong Development ("SPD") Bank Lishui Branch [Member] | Tantech Bamboo [Member]
Subsequent Event [Line Items]
Debt Instrument, Face Amount					¥ 19,000,000				$ 2,912,700		¥ 19,000,000	$ 2,728,400
Debt Instrument, Term					1 year
Debt Instrument, Interest Rate, Stated Percentage					4.785%				4.785%		5.22%	5.22%
Debt Instrument, Collateral Amount					¥ 29,250,000				$ 4,500,000		¥ 29,250,000	$ 4,200,000
Subsequent Event [Member] | Under investigation [Member] | Mr. Hengwei Chen [Member]
Subsequent Event [Line Items]
Debt dispute amount		¥ 11,350,000	$ 1,700,000
Liability to be recorded			$ 0
Subsequent Event [Member] | Loan payable to Shanghai Pudong Development ("SPD") Bank Lishui Branch [Member] | Tantech Bamboo [Member]
Subsequent Event [Line Items]
Debt Instrument, Face Amount	¥ 16,000,000						$ 2,500,000
Debt Instrument, Term	1 year
Debt Instrument, Interest Rate, Stated Percentage	5.65%						5.65%
Debt Instrument, Collateral Amount	¥ 29,250,000						$ 4,500,000